11. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	24 Months Ended
Dec. 31, 2020
Notes
11. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

11.   ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

As at December 31, 2020 and 2019, the Company’s accounts payable and accrued costs consist of the following:

	December 31, 2020	December 31, 2019
	$	$
Trade accounts payable	126,569	625,460
Accrued liabilities	26,000	27,000
	152,569	652,460